Condensed Consolidated Balance Sheets (Parentheticals) - AutoLotto, Inc. [Member] - $ / shares	Sep. 30, 2021	Dec. 31, 2020
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	8,610,000	8,610,000
Common stock, shares issued	5,910,980	5,158,607
Common stock, shares outstanding	5,910,980	5,158,607
Preferred Stock – Series Seed
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	633,000	633,000
Preferred stock, shares issued	633,000	633,000
Preferred stock, shares outstanding	633,000	633,000
Preferred Stock – Series A
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,220,000	1,220,000
Preferred stock, shares issued	1,220,000	1,220,000
Preferred stock, shares outstanding	1,220,000	1,220,000
Preferred Stock – Series A1
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	225,000	225,000
Preferred stock, shares issued	223,749	223,749
Preferred stock, shares outstanding	223,749	223,749
Preferred Stock – Series A2
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	305,000	305,000
Preferred stock, shares issued	302,668	302,668
Preferred stock, shares outstanding	302,668	302,668